Segments Results (Schedule Of Components Of Results Of Operations By Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 113,400	$ 112,920	$ 102,027
Gross profit	27,147	25,981	26,065
Sales and marketing	7,388	7,067	6,380
General and administrative	10,106	10,130	9,194
Operating income	9,653	8,784	10,491
Financial income (expenses), net	1,522	(2,470)	667
Other expenses, net	(1)	(1)
Income before taxes on income	11,174	6,313	11,158
Depreciation and amortization	8,883	8,477	6,454
Mobile Satellite Communication Services [Member]
Revenues	8,956	8,334	6,996
Gross profit	1,587	384	390
Depreciation and amortization	536	506	444
Content Management And Distribution Services [Member]
Revenues	104,444	104,586	95,031
Gross profit	25,560	25,597	25,675
Depreciation and amortization	$ 8,347	$ 7,971	$ 6,010